Intangible Assets Other Than Goodwill (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Acquisition cost	$ 90,601	$ 89,272
Accumulated amortization	(44,498)	(43,079)
Total intangible assets net book value	$ 46,103	$ 46,193